Financial instruments - Schedule of Financial Assets and Liabilities at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 2,333	$ 1,258
Financial liabilities, at fair value	626,570	0
Earn-out rights
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	598,570	0
Ordinary shares | Class C-1 Shares
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	17,920	0
Ordinary shares | Class C-2 Shares
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	10,080	0
Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	1,258
Other investments
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	2,333	0
Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	1,258
Financial liabilities, at fair value	17,920	0
Level 1 | Earn-out rights
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Level 1 | Ordinary shares | Class C-1 Shares
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	17,920	0
Level 1 | Ordinary shares | Class C-2 Shares
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Level 1 | Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	1,258
Level 1 | Other investments
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Financial liabilities, at fair value	10,080	0
Level 2 | Earn-out rights
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Level 2 | Ordinary shares | Class C-1 Shares
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Level 2 | Ordinary shares | Class C-2 Shares
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	10,080	0
Level 2 | Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Level 2 | Other investments
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	2,333	0
Financial liabilities, at fair value	598,570	0
Level 3 | Earn-out rights
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	598,570	0
Level 3 | Ordinary shares | Class C-1 Shares
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Level 3 | Ordinary shares | Class C-2 Shares
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Level 3 | Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Level 3 | Other investments
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 2,333	$ 0